Insurance Contracts_Liquidity Risk Of Non life Insurance Contracts(Details) - KRW (₩) ₩ in Millions		Dec. 31, 2020	Dec. 31, 2019
Non-life insurance
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity LineItems[Line Items]
Premuim Reserve	[1]	₩ 25,012,766	₩ 23,818,981
Non-life insurance | Fixed interest type
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity LineItems[Line Items]
Premuim Reserve	[1]	574,527	576,666
Non-life insurance | Variable interest type
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity LineItems[Line Items]
Premuim Reserve	[1]	24,438,239	23,242,315
Long-term insurance non-participating
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity LineItems[Line Items]
Premuim Reserve	[1]	21,034,333	19,873,613
Long-term insurance non-participating | Fixed interest type
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity LineItems[Line Items]
Premuim Reserve	[1]	567,047	569,080
Long-term insurance non-participating | Variable interest type
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity LineItems[Line Items]
Premuim Reserve	[1]	20,467,286	19,304,533
Annuity
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity LineItems[Line Items]
Premuim Reserve	[1]	3,978,433	3,917,979
Annuity | Fixed interest type
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity LineItems[Line Items]
Premuim Reserve	[1]	7,480	7,586
Annuity | Variable interest type
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity LineItems[Line Items]
Premuim Reserve	[1]	3,970,953	3,910,393
Asset-linked | Variable interest type
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity LineItems[Line Items]
Premuim Reserve	[1]	0	27,389
Up to 1 year | Non-life insurance
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity LineItems[Line Items]
Premuim Reserve	[1]	734,239	612,671
Up to 1 year | Non-life insurance | Fixed interest type
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity LineItems[Line Items]
Premuim Reserve	[1]	70,787	57,542
Up to 1 year | Non-life insurance | Variable interest type
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity LineItems[Line Items]
Premuim Reserve	[1]	663,452	555,129
Up to 1 year | Long-term insurance non-participating
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity LineItems[Line Items]
Premuim Reserve	[1]	733,992	584,999
Up to 1 year | Long-term insurance non-participating | Fixed interest type
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity LineItems[Line Items]
Premuim Reserve	[1]	70,782	57,532
Up to 1 year | Long-term insurance non-participating | Variable interest type
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity LineItems[Line Items]
Premuim Reserve	[1]	663,210	527,467
Up to 1 year | Annuity
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity LineItems[Line Items]
Premuim Reserve	[1]	247	283
Up to 1 year | Annuity | Fixed interest type
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity LineItems[Line Items]
Premuim Reserve	[1]	5	10
Up to 1 year | Annuity | Variable interest type
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity LineItems[Line Items]
Premuim Reserve	[1]	242	273
Up to 1 year | Asset-linked | Variable interest type
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity LineItems[Line Items]
Premuim Reserve	[1]	0	27,389
1~5 years | Non-life insurance
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity LineItems[Line Items]
Premuim Reserve	[1]	2,580,153	2,907,163
1~5 years | Non-life insurance | Fixed interest type
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity LineItems[Line Items]
Premuim Reserve	[1]	192,287	258,979
1~5 years | Non-life insurance | Variable interest type
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity LineItems[Line Items]
Premuim Reserve	[1]	2,387,866	2,648,184
1~5 years | Long-term insurance non-participating
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity LineItems[Line Items]
Premuim Reserve	[1]	2,495,868	2,836,440
1~5 years | Long-term insurance non-participating | Fixed interest type
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity LineItems[Line Items]
Premuim Reserve	[1]	191,570	258,436
1~5 years | Long-term insurance non-participating | Variable interest type
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity LineItems[Line Items]
Premuim Reserve	[1]	2,304,298	2,578,004
1~5 years | Annuity
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity LineItems[Line Items]
Premuim Reserve	[1]	84,285	70,723
1~5 years | Annuity | Fixed interest type
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity LineItems[Line Items]
Premuim Reserve	[1]	717	543
1~5 years | Annuity | Variable interest type
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity LineItems[Line Items]
Premuim Reserve	[1]	83,568	70,180
1~5 years | Asset-linked | Variable interest type
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity LineItems[Line Items]
Premuim Reserve	[1]	0	0
5~10 years | Non-life insurance
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity LineItems[Line Items]
Premuim Reserve	[1]	2,408,432	2,539,357
5~10 years | Non-life insurance | Fixed interest type
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity LineItems[Line Items]
Premuim Reserve	[1]	80,295	86,593
5~10 years | Non-life insurance | Variable interest type
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity LineItems[Line Items]
Premuim Reserve	[1]	2,328,137	2,452,764
5~10 years | Long-term insurance non-participating
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity LineItems[Line Items]
Premuim Reserve	[1]	2,015,713	2,169,403
5~10 years | Long-term insurance non-participating | Fixed interest type
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity LineItems[Line Items]
Premuim Reserve	[1]	78,092	84,349
5~10 years | Long-term insurance non-participating | Variable interest type
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity LineItems[Line Items]
Premuim Reserve	[1]	1,937,621	2,085,054
5~10 years | Annuity
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity LineItems[Line Items]
Premuim Reserve	[1]	392,719	369,954
5~10 years | Annuity | Fixed interest type
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity LineItems[Line Items]
Premuim Reserve	[1]	2,203	2,244
5~10 years | Annuity | Variable interest type
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity LineItems[Line Items]
Premuim Reserve	[1]	390,516	367,710
5~10 years | Asset-linked | Variable interest type
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity LineItems[Line Items]
Premuim Reserve	[1]	0	0
10~20 years | Non-life insurance
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity LineItems[Line Items]
Premuim Reserve	[1]	2,201,820	2,069,371
10~20 years | Non-life insurance | Fixed interest type
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity LineItems[Line Items]
Premuim Reserve	[1]	55,033	46,855
10~20 years | Non-life insurance | Variable interest type
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity LineItems[Line Items]
Premuim Reserve	[1]	2,146,787	2,022,516
10~20 years | Long-term insurance non-participating
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity LineItems[Line Items]
Premuim Reserve	[1]	896,620	820,481
10~20 years | Long-term insurance non-participating | Fixed interest type
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity LineItems[Line Items]
Premuim Reserve	[1]	51,216	43,141
10~20 years | Long-term insurance non-participating | Variable interest type
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity LineItems[Line Items]
Premuim Reserve	[1]	845,404	777,340
10~20 years | Annuity
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity LineItems[Line Items]
Premuim Reserve	[1]	1,305,200	1,248,890
10~20 years | Annuity | Fixed interest type
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity LineItems[Line Items]
Premuim Reserve	[1]	3,817	3,714
10~20 years | Annuity | Variable interest type
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity LineItems[Line Items]
Premuim Reserve	[1]	1,301,383	1,245,176
10~20 years | Asset-linked | Variable interest type
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity LineItems[Line Items]
Premuim Reserve	[1]	0	0
Over 20 years | Non-life insurance
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity LineItems[Line Items]
Premuim Reserve	[1]	17,088,122	15,690,419
Over 20 years | Non-life insurance | Fixed interest type
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity LineItems[Line Items]
Premuim Reserve	[1]	176,125	126,697
Over 20 years | Non-life insurance | Variable interest type
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity LineItems[Line Items]
Premuim Reserve	[1]	16,911,997	15,563,722
Over 20 years | Long-term insurance non-participating
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity LineItems[Line Items]
Premuim Reserve	[1]	14,892,140	13,462,290
Over 20 years | Long-term insurance non-participating | Fixed interest type
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity LineItems[Line Items]
Premuim Reserve	[1]	175,387	125,622
Over 20 years | Long-term insurance non-participating | Variable interest type
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity LineItems[Line Items]
Premuim Reserve	[1]	14,716,753	13,336,668
Over 20 years | Annuity
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity LineItems[Line Items]
Premuim Reserve	[1]	2,195,982	2,228,129
Over 20 years | Annuity | Fixed interest type
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity LineItems[Line Items]
Premuim Reserve	[1]	738	1,075
Over 20 years | Annuity | Variable interest type
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity LineItems[Line Items]
Premuim Reserve	[1]	2,195,244	2,227,054
Over 20 years | Asset-linked | Variable interest type
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity LineItems[Line Items]
Premuim Reserve	[1]	₩ 0	₩ 0

[1]	Includes long-term investment contract amounting to KRW 108,938 million and KRW 106,853 million, as of December 31, 2019 and 2020, respectively.